Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by ESOP [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 850,213	$ 532	$ 530,133	$ 422,211	$ (44,810)	$ (35,451)	$ (22,402)
Net income	62,019			62,019
Other comprehensive income, net of tax	2,226						2,226
Purchase of treasury stock	(24,458)				(24,458)
Treasury stock allocated to restricted stock plan	0		(6,272)	(961)	7,233
Compensation cost for stock options and restricted stock	9,489		9,489
ESOP shares allocated or committed to be released	1,790		370		2	1,418
Balance at Dec. 31, 2010	901,279	532	533,720	483,269	(62,033)	(34,033)	(20,176)
Net income	78,886			78,886
Other comprehensive income, net of tax	9,070						9,070
Purchase of treasury stock	(32,489)				(32,489)
Treasury stock allocated to restricted stock plan	0		(6,588)	(559)	7,147
Compensation cost for stock options and restricted stock	8,738		8,738
ESOP shares allocated or committed to be released	1,956		538			1,418
Balance at Dec. 31, 2011	967,440	532	536,408	561,596	(87,375)	(32,615)	(11,106)
Net income	67,396			67,396
Other comprehensive income, net of tax	8,172						8,172
Purchase of treasury stock	(806)				(806)
Treasury stock allocated to restricted stock plan	0		(6,904)	243	6,661
Common stock issued from treasury to finance acquisition	7,561			(142)	7,703
Compensation cost for stock options and restricted stock	2,722		2,722
Net tax benefit from stock-based compensation	83		83
Cash dividend paid	(5,595)			(5,595)
ESOP shares allocated or committed to be released	1,641		577			1,064
Balance at Sep. 30, 2012	1,048,614	532	532,886	623,498	(73,817)	(31,551)	(2,934)
Balance at Dec. 31, 2011	967,440	532	536,408	561,596	(87,375)	(32,615)	(11,106)
Net income	88,767			88,767
Other comprehensive income, net of tax	3,499						3,499
Purchase of treasury stock	(902)				(902)
Treasury stock allocated to restricted stock plan	0		(7,137)	297	6,840
Common stock issued from treasury to finance acquisition	7,561			(142)	7,703
Compensation cost for stock options and restricted stock	3,651		3,651
Net tax benefit from stock-based compensation	93		93
Exercise of Stock Option	41		(1)		42
Cash dividend paid	(5,595)			(5,595)
ESOP shares allocated or committed to be released	2,262		844			1,418
Balance at Dec. 31, 2012	1,066,817	532	533,858	644,923	(73,692)	(31,197)	(7,607)
Net income	84,524			84,524
Other comprehensive income, net of tax	(16,303)						(16,303)
Purchase of treasury stock	(1,376)				(1,376)
Treasury stock allocated to restricted stock plan	0		(55)	13	42
Compensation cost for stock options and restricted stock	2,648		2,648
Net tax benefit from stock-based compensation	234		234
Exercise of Stock Option	4,775		425		4,350
Cash dividend paid	(16,789)			(16,789)
ESOP shares allocated or committed to be released	2,118		1,054			1,064
Balance at Sep. 30, 2013	$ 1,126,648	$ 532	$ 538,164	$ 712,671	$ (70,676)	$ (30,133)	$ (23,910)